Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2020 as restated	2019
	(in thousands)
Accrued professional services	$1,032	$120
Accrued compensation and related benefits	615	-
Refundable grant	175	175
Accrued liability for warrants exercised but not settled	4,282	-
Other accrued liabilities	160	205

	$6,264	$500